Related party disclosures	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Related party disclosures
25.	Related party disclosures
Key management personnel have been defined as the members of the Executive Committee of Immatics N.V.

Compensation of key management personnel consist of the following:

	Year ended December 31,
	2022	2021	2020
	(Euros in thousands)
Fixed	2,706	2,481	2,660
Variable	1,543	1,317	886
Share-based compensation expenses	14,325	17,016	13,841

Total	18,574	20,814	17,387

Fixed and variable key management compensation represent short-term employee benefits.
The
non-executive
members of the Board of Directors of the Group received a fixed fee. Total compensation for the non-executive
members of the Board amounted to €1.7 million in 2022:

(Euros in thousands)	Peter Chambré	Friedrich von Bohlen und Halbach	Michael G. Atieh	Paul Carter	Heather L. Mason	Adam Stone	Nancy Valente	Eliot Forster	Total
Board compensation	80	40	55	52	40	40	32	40	379
Share-based compensation expenses	178	206	177	177	177	177	64	180	1,336

Total	258	246	232	229	217	217	96	220	1,715

Total compensation for the
non-executive
members of the Board amounted to €2.1 million in 2021:

(Euros in thousands)	Peter Chambré	Friedrich von Bohlen und Halbach	Michael G. Atieh	Paul Carter	Heather L. Mason	Adam Stone	Christoph Hettich	Eliot Forster	Total
Board compensation	80	20	55	53	40	40	20	40	348
Travel expenses	—	1	10	—	3	—	—	1	15
Share-based compensation expenses	1,143	30	114	114	114	114	—	122	1,751

Total	1,223	51	179	167	157	154	20	163	2,114

On July 1, 2021, Immatics changed its structure from a
two-tier
Board to a
one-tier
Board and Supervisory Board members became
non-executive
members of the Board of Directors. Total compensation for the Supervisory Board amounted to €4.1 million in 2020:

(Euros in thousands)	Peter Chambré	Harald F. Stock	Michael G. Atieh	Paul Carter	Heather L. Mason	Adam Stone	Christoph Hettich	Eliot Forster	Total
Supervisory board compensation	140	16	28	26	20	20	20	12	282
Travel expenses	4	—	—	—	—	—	—	—	4
Payment Exit arrangement	2,394	—	—	—	—	—	—	—	2,394
Share-based compensation expenses	1,046	—	70	70	70	70	70	40	1,436

Total	3,584	16	98	96	90	90	90	52	4,116

Prior to the ARYA Merger, Immatics N.V. established the 2020 Incentive Plan. Immatics N.V. granted certain service-based options out of the 2020 Incentive Plan to its management and directors and in addition, performance-based options to its management upon closing of the ARYA Merger. At the Annual General Meeting on June 13, 2022, Immatics shareholders approved the Group’s 2022 stock option and incentive plan (“2022 Equity Plan”). Service options granted out of the 2020 Incentive Plan, will vest based upon satisfaction of a four-year time-based vesting schedule, which provides for 25% vesting on the first anniversary of the vesting commencement date and quarterly vesting thereafter. Service options granted out of the 2022 Equity Plan to the Board of Directors, will vest in full after a one-year
service time.

The performance-based options will vest based both on achievement of certain market capitalization milestones and satisfaction of a four-year time-based vesting schedule, which provides for 25% vesting on the first anniversary of the vesting commencement date and quarterly vesting thereafter. The following options were granted to Immatics’ Directors:

	Type of options	Grant date	Number of Options	Strike Price in USD	Expiration date
Managing Director
Harpreet Singh	Performance- based options	June 30, 2020	1,598,000	10.00	June 30, 2030
Harpreet Singh	Service options	June 30, 2020	168,000	10.00	June 30, 2030
Harpreet Singh	Matching Stock options	June 30, 2020	264,624	10.00	June 30, 2030
Harpreet Singh	Converted options	June 30, 2020	30,939	1.06	July 1, 2027
Harpreet Singh	Converted options	June 30, 2020	145,371	1.17	January 1, 2028
Harpreet Singh	Service options	December 17, 2020	168,000	9.70	December 17, 2030
Harpreet Singh	Service options	December 9, 2021	168,000	11.00	December 9, 2031
Harpreet Singh	Service options	June 14, 2022	135,000	7.94	June 14, 2032
Harpreet Singh	Service options	December 13, 2022	388,000	9.75	December 13, 2032
Board of Directors
Peter Chambré	Service options	June 30, 2020	25,000	10.00	June 30, 2030
Peter Chambré	Matching Stock options	June 30, 2020	211,974	10.00	June 30, 2030
Peter Chambré	Service options	December 9, 2021	15,000	11.00	December 9, 2031
Peter Chambré	Service options	June 14, 2022	25,000	7.94	June 14, 2032
Adam Stone	Service options	June 30, 2020	25,000	10.00	June 30, 2030
Adam Stone	Service options	December 9, 2021	15,000	11.00	December 9, 2031
Adam Stone	Service options	June 14, 2022	25,000	7.94	June 14, 2032
Heather L. Mason	Service options	June 30, 2020	25,000	10.00	June 30, 2030
Heather L. Mason	Service options	December 9, 2021	15,000	11.00	December 9, 2031
Heather L. Mason	Service options	June 14, 2022	25,000	7.94	June 14, 2032
Michael G. Atieh	Service options	June 30, 2020	25,000	10.00	June 30, 2030
Michael G. Atieh	Service options	December 9, 2021	15,000	11.00	December 9, 2031
Michael G. Atieh	Service options	June 14, 2022	25,000	7.94	June 14, 2032
Paul Carter	Service options	June 30, 2020	25,000	10.00	June 30, 2030
Paul Carter	Service options	December 9, 2021	15,000	11.00	December 9, 2031
Paul Carter	Service options	June 14, 2022	25,000	7.94	June 14, 2032
Eliot Forster	Service options	September 14, 2020	25,000	9.16	September 13, 2030
Eliot Forster	Service options	December 9, 2021	15,000	11.00	December 9, 2031
Eliot Forster	Service options	June 14, 2022	25,000	7.94	June 14, 2032
Friedrich von Bohlen und Halbach	Service options	June 17, 2021	25,000	12.05	June 17, 2031
Friedrich von Bohlen und Halbach	Service options	December 9, 2021	15,000	11.00	December 9, 2031
Friedrich von Bohlen und Halbach	Service options	June 14, 2022	25,000	7.94	June 14, 2032
Nancy Valente	Service options	March 22, 2022	30,000	7.40	March 22, 2032

An additional aggregate of 652,500 service options to purchase ordinary shares, were granted to other Immatics’ key management personnel in 2022, who are members of the Executive Committee but not Directors. Certain key management personnel were also participants in the share-based compensation plans of Immatics GmbH (2010 Plan and 2016 Plan).
As part of the replacement awards issued in connection with the ARYA Merger (See Note 17), these key management personnel received in 2020 cash payments before taxes of €3.4 million, 417,415 converted options in Immatics N.V. and 750,076 matching stock options in Immatics N.V. The cash payments mainly covered wage tax obligations of the employees.
Until December 31, 2022, no options granted to directors and executive officers forfeited or were exercised. Refer to section “18. Share-based payments” regarding further details of the Groups share-based compensation.
There are no outstanding balances, including commitments, other than the above mentioned with related parties.
The Group did not enter into transactions with related entities in 2022, 2021 and 2020 other than the mentioned compensation contracts.